Ford Credit Auto Owner Trust 2024-C
Monthly Investor Report

Collection Period	July 2026
Payment Date	8/17/2026
Transaction Month	23
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,688,795,240.91	42,975		57.2 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$330,000,000.00	4.922%		October 15, 2025
Class A-2a Notes	$300,000,000.00	4.32%		August 15, 2027
Class A-2b Notes	$245,000,000.00	4.02539%	*	August 15, 2027
Class A-3 Notes	$545,000,000.00	4.07%		July 15, 2029
Class A-4 Notes	$80,000,000.00	4.11%		July 15, 2030
Class B Notes	$47,370,000.00	4.40%		August 15, 2030
Class C Notes	$31,570,000.00	0.00%		March 15, 2032
Total	$1,578,940,000.00
		* 30-day average SOFR + 0.40%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,090,752.89

Principal:
Principal Collections	$22,337,734.26
Prepayments in Full	$13,597,749.75
Liquidation Proceeds	$645,990.28
Recoveries	$16,660.55
Sub Total	$36,598,134.84
Collections	$39,688,887.73

Purchase Amounts:
Purchase Amounts Related to Principal	$44,947.35
Purchase Amounts Related to Interest	$171.84
Sub Total	$45,119.19

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$39,734,006.92

Ford Credit Auto Owner Trust 2024-C
Monthly Investor Report

Collection Period	July 2026
Payment Date	8/17/2026
Transaction Month	23
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$39,734,006.92
Servicing Fee	$625,486.80	$625,486.80	$0.00	$0.00	$39,108,520.12
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$39,108,520.12
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$39,108,520.12
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$39,108,520.12
Interest - Class A-3 Notes	$1,751,115.26	$1,751,115.26	$0.00	$0.00	$37,357,404.86
Interest - Class A-4 Notes	$274,000.00	$274,000.00	$0.00	$0.00	$37,083,404.86
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$37,083,404.86
Interest - Class B Notes	$173,690.00	$173,690.00	$0.00	$0.00	$36,909,714.86
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$36,909,714.86
Interest - Class C Notes	$0.00	$0.00	$0.00	$0.00	$36,909,714.86
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$36,909,714.86
Regular Principal Payment	$30,010,082.40	$30,010,082.40	$0.00	$0.00	$6,899,632.46
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$6,899,632.46
Residual Released to Depositor	$0.00	$6,899,632.46	$0.00	$0.00	$0.00
Total		$39,734,006.92

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$30,010,082.40
Total					$30,010,082.40

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$30,010,082.40	$55.06	$1,751,115.26	$3.21	$31,761,197.66	$58.27
Class A-4 Notes	$0.00	$0.00	$274,000.00	$3.43	$274,000.00	$3.43
Class B Notes	$0.00	$0.00	$173,690.00	$3.67	$173,690.00	$3.67
Class C Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Total	$30,010,082.40	$19.01	$2,198,805.26	$1.39	$32,208,887.66	$20.40

Ford Credit Auto Owner Trust 2024-C
Monthly Investor Report

Collection Period	July 2026
Payment Date	8/17/2026
Transaction Month	23

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$516,299,338.59	0.9473382	$486,289,256.19	0.8922739
Class A-4 Notes	$80,000,000.00	1.0000000	$80,000,000.00	1.0000000
Class B Notes	$47,370,000.00	1.0000000	$47,370,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$675,239,338.59	0.4276536	$645,229,256.19	0.4086471

Pool Information
Weighted Average APR	4.902%	4.909%
Weighted Average Remaining Term	39.95	39.16
Number of Receivables Outstanding	27,570	26,734
Pool Balance	$750,584,157.34	$713,338,334.31
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$706,818,295.89	$676,808,213.49
Pool Factor	0.4444495	0.4223948

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,369.66
Yield Supplement Overcollateralization Amount	$36,530,120.82
Targeted Overcollateralization Amount	$68,109,078.12
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$68,109,078.12

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,369.66
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,369.66
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,369.66

Ford Credit Auto Owner Trust 2024-C
Monthly Investor Report

Collection Period	July 2026
Payment Date	8/17/2026
Transaction Month	23
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		80	$619,401.39
(Recoveries)		49	$16,660.55
Net Loss for Current Collection Period			$602,740.84
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.9636%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.1012%
Second Prior Collection Period			0.2251%
Prior Collection Period			0.3980%
Current Collection Period			0.9882%
Four Month Average (Current and Prior Three Collection Periods)			0.4281%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,579	$9,712,793.71
(Cumulative Recoveries)			$1,292,570.28
Cumulative Net Loss for All Collection Periods			$8,420,223.43
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.4986%

Average Realized Loss for Receivables that have experienced a Realized Loss			$6,151.23
Average Net Loss for Receivables that have experienced a Realized Loss			$5,332.63

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.26%	239	$9,000,961.79
61-90 Days Delinquent	0.17%	34	$1,203,997.22
91-120 Days Delinquent	0.04%	10	$312,422.15
Over 120 Days Delinquent	0.05%	10	$344,970.40
Total Delinquent Receivables	1.52%	293	$10,862,351.56

Repossession Inventory:
Repossessed in the Current Collection Period		10	$413,553.81
Total Repossessed Inventory		31	$1,406,798.27

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1553%
Prior Collection Period			0.1596%
Current Collection Period			0.2020%
Three Month Average			0.1723%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.30%
25-36	2.40%
37+	4.75%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2609%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2024-C
Monthly Investor Report

Collection Period	July 2026
Payment Date	8/17/2026
Transaction Month	23

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	66	$2,425,241.02
2 Months Extended	136	$4,889,240.40
3+ Months Extended	20	$849,428.13

Total Receivables Extended	222	$8,163,909.55
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2026

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer